SUPPLEMENTAL DISCLOSURES - Consolidated Statement of Comprehensive Income (Loss) Presentation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Employee compensation	$ 20,568	$ 27,134
Production
Disclosure of defined benefit plans [line items]
Employee compensation	7,169	7,860
General and administrative
Disclosure of defined benefit plans [line items]
Employee compensation	$ 13,399	$ 19,274